Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table provides a roll forward of goodwill:

	September 26, 2020	December 28, 2019
Beginning balance, net	$31,049	$32,061
Accumulated impairment losses	(2,969)	-
Disposition of business	(1,577)	-
Currency translation	(226)	(1,012)
Ending balance, net	$26,277	$31,049

The following table provides a roll forward of goodwill:

	Fiscal 2019	Fiscal 2018
Beginning balance, gross	$38,139	$33,247
Accumulated impairment losses	(6,078)	(6,078)
Beginning balance, net	32,061	27,169
Acquisitions	—	4,892
Currency translation adjustment	(1,012)	—
Ending balance, net	$31,049	$32,061

Schedule of Goodwill Reportable by Segment

Goodwill by reportable segment is as follows:

	Fiscal 2019	Fiscal 2018
Commercial Staffing – US	$6,102	$6,102
Professional Staffing – US	10,527	10,527
Professional Staffing – UK	14,420	15,432
Ending balance, net	$31,049	$32,061